Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XIV
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2024